Impairment losses and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill [abstract]
Schedule of goodwill impairment losses

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Jordan	(54)	(56)	—
Luxembourg	—	—	(19)
Democratic Republic of the Congo	—	—	(1)
Total of impairment of goodwill	(54)	(56)	(20)

Schedule of goodwill

(in millions of euros)	December 31, 2019			December 31, 2018	December 31, 2017
		Accumulated
		impairment
	Gross value	losses	Net book value	Net book value	Net book value
France	14,377	(13)	14,364	14,364	14,364
Spain	6,986	(114)	6,872	6,840	6,818
Europe	6,683	(4,017)	2,665	2,580	2,589
Poland	2,856	(2,716)	140	111	116
Belgium	1,063	(713)	350	298	298
Romania	1,806	(570)	1,236	1,236	1,236
Slovakia	806	—	806	806	806
Moldova	83	—	83	79	83
Luxembourg	68	(19)	50	50	50
Africa & Middle East	2,621	(1,140)	1,481	1,542	1,629
Egypt	617	(617)	—	—	—
Burkina Faso	428	—	428	428	448
Côte d’Ivoire	417	(42)	375	375	375
Jordan	280	(168)	112	163	210
Morocco	257	—	257	251	246
Sierra Leone	134	—	134	152	181
Democratic Republic of the Congo	199	(199)	—	—	—
Cameroon	134	(90)	44	44	44
Other	155	(25)	131	129	125
Enterprise	2,894	(650)	2,245	1,830	1,493
International Carriers & Shared Services	18	—	18	18	18
Goodwill	33,579	(5,935)	27,644	27,174	26,911

(in millions of euros)		December 31,	December 31,	December 31,
	Note	2019	2018	2017
Gross Value in the opening balance		32,949	32,687	32,689
Acquisitions		520	353	38
Disposals		(4)	(12)	—
Translation adjustment		111	(39)	(40)
Reclassifications and other items		3	(40)	—
Reclassification to assets held for sale		—	—	—
Gross Value in the closing balance		33,579	32,949	32,687
Accumulated impairment losses in the opening balance		(5,775)	(5,776)	(5,710)
Impairment	7.1	(54)	(56)	(20)
Disposals		4	12	—
Translation adjustment		(110)	45	(46)
Reclassifications and other items		—	—	—
Reclassification to assets held for sale		—	—	—
Accumulated impairment losses in the closing balance		(5,935)	(5,775)	(5,776)
Net book value of goodwill for continuing operations		27,644	27,174	26,911

Schedule of the parameters used for the determination of recoverable amounts

December 31, 2019	France		Spain	Poland	Enterprise	Belgium	Sierra Leone	Liberia
Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.5%	0.3%	0.5%	3.8%	3.8%
Post-tax discount rate	6.0	% (1)	7.3%	8.3%	7.5%	7.5%	13.0%	13.0%
Pre-tax discount rate	8.1%		9.1%	9.7%	10.0%	9.6%	15.9%	15.9%
December 31, 2018
Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.0%	0.3%	0.5%	4.0%	4.0%
Post-tax discount rate	6.0	% (1)	7.0%	8.0%	7.5%	6.8%	14.8%	15.0%
Pre-tax discount rate	7.8%		8.8%	9.5%	10.2%	8.6%	18.4%	17.9%
December 31, 2017
Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.0%	0.3%	0.5%	4.0%	4.0%
Post-tax discount rate	5.5	% (2)	8.6%	8.3%	7.5%	6.8%	14.0%	14.3%
Pre-tax discount rate	7.4%		10.8%	9.7%	10.7%	9.0%	17.1%	16.9%

(1)	The after-tax discount rate for France includes a corporate tax reduction of 25.82% by 2022.
(2)	The after-tax discount rate for France includes a corporate tax reduction of 28.92% by 2020 but it does not include the corporate tax reduction of 25.82% by 2022 voted in the 2018 Finance law at the end of December 2017.

Schedule of sensitivity analysis of recoverable amounts of cash generating unit

			Decrease in the discounted cash
	Increase in discount rate in order	Decrease in the perpetual growth	flows of the terminal value in
	for the recoverable amount to be	rate in order for the recoverable	order for the recoverable amount to
	equal to the net carrying value (in	amount to be equal to the net	be equal to the net carrying value
	basis points)	carrying value (in basis points)	(in %)
December 31, 2019
France	+252 bp	(243) bp	(40)%
Spain	+54 bp	(63) bp	(11)%
Poland	+200 bp	(178) bp	(24)%
Belgium	+856 bp	(711) bp	(69)%
Enterprise	+1 130 bp	(1 783) bp	(84)%
Sierra Leone	+50 bp	(86) bp	(9)%
Liberia	+83 bp	(154) bp	(15)%

December 31, 2018
France	+347 bp	(399) bp	(48)%
Spain	+144 bp	(173) bp	(26)%
Poland	+354 bp	(312) bp	(33)%
Belgium	+301 bp	(324) bp	(38)%
Enterprise	+1 299 bp	(3 573) bp	(88)%

December 31, 2017
France	+347 bp	(403) bp	(50)%
Spain	+225 bp	(292) bp	(32)%
Poland	+156 bp	(161) bp	(20)%
Belgium	+336 bp	(375) bp	(41)%
Enterprise	+1 443 bp	(4 496) bp	(91)%
Romania	+38 bp	(41) bp	(6)%
Jordan	+4 bp	(4) bp	(1)%
Liberia	+45 bp	(98) bp	(10)%